Intangible Assets - Additional Information (Detail) kr in Millions, Mobile_subscriptions in Billions, Device in Billions	12 Months Ended
	Dec. 31, 2023 Mobile_subscriptions Device	Dec. 31, 2017 SEK (kr) Mobile_subscriptions	Dec. 31, 2016 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 27,815	kr 43,387
Write down of goodwill		12,966
Write-downs of intangibles and capitalized development		kr 2,000
After-tax discount rate		8.50%	8.00%
Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	30
Later than five year and not later than six years [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic		50.00%
Percentage of estimated increase in mobile date traffic		75.00%
Research and development expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		kr 2,600
Selling and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		1,600
Technology [member] | Sunrise technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		500
Networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		24,300
Write-downs of intangibles and capitalized development		100
Networks [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		400
Digital services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		2,600
Write down of goodwill		6,900
Write-downs of intangibles and capitalized development		900
Digital services [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		2,600
Digital services [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		1,800
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		900
Write down of goodwill		6,100
Write-downs of intangibles and capitalized development		1,000
Other [member] | Research and development expenses [member] | Intangible asset [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs value		2,000
Other [member] | Media solutions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		2,000
Other [member] | Media solutions [member] | Red bee media [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write-downs of intangibles and capitalized development		800
Media solutions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill		kr 6,000
Mobile subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		7.8
Mobile subscriptions [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	9.1
Smart phone [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		7.3
5G subscriptions [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	1.0
Internet of things [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	20